================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-9537

                         MFS CALIFORNIA MUNICIPAL FUND
              (Exact name of registrant as specified in charter)

               500 Boylston Street, Boston, Massachusetts  02116
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts  02116
                    (Name and address of agents for service)

      Registrant's telephone number, including area code:  (617) 954-5000

                      Date of fiscal year end: November 30

             Date of reporting period: July 1, 2011 - June 30, 2012

================================================================================

ITEM 1.  PROXY VOTING RECORD.

                         MFS California Municipal Fund
******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09537
Reporting Period: 07/01/2011 - 06/30/2012
MFS California Municipal Fund









======================== MFS California Municipal Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CALIFORNIA MUNICIPAL FUND

By (Signature and Title):  JOHN M. CORCORAN*
                           -----------------------------------------------
                           John M. Corcoran,
                           Principal Executive Officer & President

Date:  August 13, 2012

*By (Signature and Title)  /s/ Susan S. Newton
                           -----------------------------------------------
                           Susan S. Newton, as attorney-in-fact

* Executed by Susan S. Newton on behalf of John M. Corcoran pursuant to a Power of Attorney dated July 18th, 2012. (1)

(1) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 54 filed with the SEC via EDGAR on July 26, 2012.